RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
Compensation expense for key management personnel included in "employee salaries, benefits, and stock-based compensation" was as follows:

	Years ended December 31
(In millions of dollars)	2020	2019

Salaries and other short-term employee benefits	11	15
Post-employment benefits	2	2
Stock-based compensation [1]	19	20

Total compensation	32	37
[1]    Stock-based compensation does not include the effect of changes in fair value of Class B Non-Voting Shares or equity derivatives.
Below is a summary of related party activity for the business transactions described above.

(In millions of dollars)	Years ended December 31		Outstanding balance as at December 31
	2020	2019	2020	2019

Printing services	4	6	1	—
We carried out the following business transactions with our associates and joint arrangements, being primarily MLSE (broadcasting rights) and Glentel (Wireless distribution support). Transactions between us and our subsidiaries have been eliminated on consolidation and are not disclosed in this note.

	Years ended December 31
(In millions of dollars)	2020	2019

Revenue	26	69
Purchases	121	212
Outstanding balances at year-end are unsecured, interest-free, and settled in cash.

	As at December 31
(In millions of dollars)	2020	2019

Accounts receivable	92	86
Accounts payable and accrued liabilities	59	24